Gains or losses on financial assets and liabilities	12 Months Ended
Dec. 31, 2020
Gains or losses on financial assets and liabilities
Gains or losses on financial assets and liabilities	Gains or losses on financial assets and liabilities
Gains/losses on financial assets and liabilities includes the amount of the 'Other comprehensive income of financial instruments', except those attributable to interest accrued as a result of application of the effective interest method and to allowances, and the gains or losses obtained from the sale and purchase thereof.
a) Breakdown
The detail, by origin, of Gains/losses on financial assets and liabilities:

EUR million
	2020	2019	2018
Gains or losses on financial assets and liabilities not measured at fair value through profit or loss, net	1,107	1,136	604
Financial assets at amortized cost	(31)	308	39
Other financial assets and liabilities	1,138	828	565
Of which debt instruments	1,179	804	563
Gains or losses on financial assets and liabilities held for trading, net*	3,211	1,349	1,515
Gains or losses on non-trading financial assets and liabilities mandatory at fair value through profit or loss	82	292	331
Gains or losses on financial assets and liabilities measured at fair value through profit or loss, net*	(171)	(286)	(57)
Gains or losses from hedge accounting, net	51	(28)	83
	4,280	2,463	2,476
*    Includes the net result obtained by transactions with debt securities, equity instruments, derivatives and short positions included in this portfolio when the Group jointly manages its risk in these instruments.
As explained in note 44, the above breakdown should be analysed in conjunction with the 'Exchange differences, net':

EUR million
	2020	2019	2018
Exchange differences, net	(2,093)	(932)	(679)
b) Financial assets and liabilities at fair value through profit or loss
The detail of the amount of the asset balances is as follows:

EUR million
	2020	2019	2018
Loans and receivables:	46,589	59,624	56,323
Central banks	9,481	6,473	9,226
Credit institutions	12,139	21,649	23,099
Customers	24,969	31,502	23,998
Debt instruments	41,573	36,402	36,609
Equity instruments	12,849	15,787	12,198
Derivatives	67,137	63,397	55,939
	168,148	175,210	161,069
Grupo Santander mitigates and reduces this exposure as follows:
•With respect to derivatives, the Group has entered into framework agreements with a large number of credit institutions and customers for the netting-off of asset positions and the provision of collateral for non-payment.
At 31 December 2020 the exposure to credit risk of the derivatives presented in the balance sheet is not significant because they are subject to netting and collateral agreements (see note 2.f).
•Loans and advances to credit institutions and Loans and advances to customers included reverse repos amounting to EUR 25,856 million at 31 December 2020.
Also, mortgage-backed assets totalled EUR 1,656 million.
•Debt instruments include EUR 35,789 million of Spanish and foreign government securities.
At 31 December 2020 the amount of the change in the year in the fair value of financial assets at fair value through profit or loss attributable to variations in their credit risk (spread) was not material.
The detail of the amount of the liability balances is as follows:

EUR million
	2020	2019	2018
Deposits	43,598	57,111	65,304
Central banks	2,490	12,854	14,816
Credit institutions	6,765	9,340	10,891
Customer	34,343	34,917	39,597
Marketable debt securities	4,440	3,758	2,305
Short positions	16,698	14,123	15,002
Derivatives	64,469	63,016	55,341
Other financial liabilities	—	126	449
	129,205	138,134	138,401
At 31 December 2020, the amount of the change in the fair value of financial liabilities at fair value through profit or loss attributable to changes in their credit risk during the year is not material.
In relation to liabilities designated at fair value through profit or loss where it has been determined at initial recognition that the credit risk is recorded in accumulated 'Other comprehensive income' (see 'Statement of recognised income and expense') the amount that the Group would be contractually obliged to pay on maturity of these liabilities at 31 December 2020 is EUR 119 million lower than their carrying amount (EUR 26 million at 31 December 2019 and EUR 32 million at 31 December 2018).